Commitments and Contigencies - Minimum Future Commitments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitment and Contigencies [Abstract]
December 31, 2015	$ 29,368
Total	$ 29,368